Revenue - Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	$ 506,711	[1]	$ 26,867		$ 469,744	$ 439,932	[3]
Mexico [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	346,659				319,792	288,783
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	67,076				63,601	64,345
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	16,440				19,245	17,545
Argentina [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	6,857				9,237	13,938
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	45,276				44,576	$ 40,660
Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,421				$ 1,925
Ecuador [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	$ 6,539

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Revised to reflect the discontinued operations of Coca-Cola FEMSA Philippines – See Note 4.2.1